LONG-TERM DEBT (Tables)	12 Months Ended
Nov. 30, 2020
Long-term Debt
Schedule of long term debt
Third party
$
Balance, November 30, 2019	-
Advances	51,936

Balance, November 30, 2020	51,936
Current portion	8,991
Long-term portion	42,945

Schedule of principal payments required under the long-term debt	The principal payments required under the long-term debt for the next four fiscal years are as follows: 2022 $9,640 2023 10,336 2024 11,082 2025 11,887